Transactions with related parties (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of related party [text block] [Abstract]
Schedule of transactions with related parties
	2021	2020
Current assets
Accounts receivable	488	-
Hemir * (a)	-	314
Cresud (a)	-	176
Other	-	211
	488	701
Non-current assets
Other (b)	1,625	1,511
Cresud (a)	546	-
Cresca	116	-
Hemir * (a)	393	-
	2,680	1,511
Current liabilities – trade accounts payable
Trade accounts payable (c )	-	1,724
Cresud (a)	-	814
Hemir * (d)	5,080	-
Other	488	311
	5,568	2,849
Non-current liabilities
Trade accounts payable (c )	1,583	-
Cresud (a)	936	-
	2,519	-

(*)	Helmir S.A. (“Helmir”) is wholly owned subsidiary of Cresud and maintains ownership interest in Company’s capital stock.

a)	Expenses and revenue related to technology support, implementation of systems and reimbursement of general expenses;

b)	Refers to shares exercised within the scope of the second and third granting programs and the balance receivable from subsidiaries under the second ILPA plan.

c)	Acquisition of biological assets and other items related to the operation;

d)	The subsidiaries in Bolivia acquired on February 4, 2021 have debts related to loan operations contracted before the business combination;